DERIVATIVE LIABILITY	9 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE LIABILITY

5. DERIVATIVE LIABILITY

In June 2008, the FASB issued authoritative guidance on determining whether an instrument (or embedded feature) is indexed to an entity’s own stock.  Under the authoritative guidance, effective January 1, 2009, instruments which do not have fixed settlement provisions are deemed to be derivative instruments.  As of December 31, 2012 the Company’s most recent securities offering October 29, 2012 for an aggregate principal sum of $500,000 (Note 4) is subject to these provisions.

The warrants issued to investors and placement agent in relation to the October 29, 2012 offering (described in Note 5), do not have fixed settlement provisions because their exercise prices will be lowered if the Company issues securities at lower prices in the future.  The Company was required to include the reset provisions in order to protect the holders of the convertible notes from the potential dilution associated with future financings.

In accordance with the FASB authoritative guidance, the warrants issued in conjunction with the convertible notes have been characterized as derivative liabilities to be re-measured at the end of every reporting period with the change in value reported in the statement of operations.

At the date of issuance and as of December 31, 2012, the derivative liabilities valued using a probability weighted average Black-Scholes pricing model with the following assumptions:

Warrants:

	December 31, 2012	At Date of Issuance
Exercise Price	$0.63 - $0.70	$0.63 - $0.70
Stock Price	$0.32	$0.50

Risk-free interest rate	0.25%	0.25%
Expected volatility	143.20%	198.75%
Expected life (in years)	4.8 years	5.0 years
Expected dividend yield	0	0

Fair Value:	$289,137	$523,458

The risk-free interest rate was based on rates established by the Federal Reserve Bank. The Company uses the historical volatility of its common stock to estimate the future volatility for its common stock. The expected life of the warrants was determined by the expiration date of the warrants. The expected dividend yield was based on the fact that the Company has not paid dividends to its common stockholders in the past and does not expect to pay dividends to its common stockholders in the future.

At issuance date, the fair value of the derivative liability on the warrants was $523,458. As of December 31, 2012 the derivative liability of the warrants was $289,137.  For the nine months ended December 31, 2012, the Company recorded a change in fair value of the derivative liability of $234,321.